                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004


Check here if Amendment [X]; Amendment Number: 1
                                              ---

  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lodestar Investment Counsel, LLC
Address:   208 South LaSalle Street, Suite 1710
           Chicago, Illinois 60604

Form 13F File Number:  28-7076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A. Goldstein
Title:     President
Phone:     312-630-9666

Signature, Place, and Date of Signing:

           /s/ William A. Goldstein      Chicago, Illinois    August 24,  2005

Report Type (Check only one.):

           [X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

           [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

           [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     100

Form 13F Information Table Value Total:     $316,438,000

List of Other Included Managers:

         (01)   The Privatebank and Trust Company, 28-10834

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

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COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                     TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                     COM    88579Y101     1557          18966  SH            Defined 01                              18966
Abbott Laboratories            COM    002824100     1161          24883  SH            Defined 01                              24883
Albertson's Inc.               COM    013104104      996          41714  SH            Defined 01                              41714
Alcoa                          COM    013817101      272           8670  SH            Defined 01                               8670
Allstate Corporation           COM    020002101      303           5862  SH            Defined 01                               5862
Ameren Corp.                   COM    023608102     2535          50563  SH            Defined 01                              50563
American Express               COM    025816109     8690         154155  SH            Defined 01                             154155
American International Group   COM    026874107     6825         103923  SH            Defined 01                             103923
Anadarko Petroleum             COM    032511107     3176          49000  SH            Defined 01                              49000
Archstone-Smith Trust          COM    039583109      438          11448  SH            Defined 01                              11448
Associated Banc-Corp           COM    045487105      410          12352  SH            Defined 01                              12352
BP PLC                         COM    055622104     6047         103553  SH            Defined 01                             103553
Bankamerica Corporation        COM    060505104    11160         237507  SH            Defined 01                             237507
Berkshire Hathaway             COM    084670108      352              4  SH            Defined 01                                  4
Berkshire Hathaway C1 B        COM    084670207      511            174  SH            Defined 01                                174
Bristol Myers Squibb           COM    110122108     3673         143375  SH            Defined 01                             143375
Burlington Resources           COM    122014103      967          22220  SH            Defined 01                              22220
Cedar Fair L.P. Dep. Rcts      COM    150185106     1372          41700  SH            Defined 01                              41700
Chevrontexaco Corporation      COM    166764100      448           8524  SH            Defined 01                               8524
Chubb Corporation              COM    171232101      392           5100  SH            Defined 01                               5100
Cisco Systems                  COM    17275R102      676          34975  SH            Defined 01                              34975
Citigroup                      COM    172967101     1289          26761  SH            Defined 01                              26761

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                     TITLE OF             VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                       CLASS     CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola                      COM    191216100     819         19673    SH            Defined 01                              19673
Colgate Palmolive Company      COM    194162103     242          4725    SH            Defined 01                               4725
ConocoPhillips                 COM    20825C104     398          4581    SH            Defined 01                               4581
Costco Wholesale Corporation   COM    22160K105     768         15862    SH            Defined 01                              15862
Dell, Inc.                     COM    24702R101     549         13030    SH            Defined 01                              13030
Dover Corporation              COM    260003108    3655         87158    SH            Defined 01                              87158
Dow Chemical                   COM    260543103     557         11250    SH            Defined 01                              11250
DuPont                         COM    263534109     417          8500    SH            Defined 01                               8500
Dun & Bradstreet (new)         COM    26483E100     207          3475    SH            Defined 01                               3475
Eli Lilly & Company            COM    532457108    1205         21233    SH            Defined 01                              21233
Emerson Electric               COM    291011104    1300         18551    SH            Defined 01                              18551
Exxon Mobil Corp.              COM    30231g102   13987        272868    SH            Defined 01                             272868
Federated Department
  Stores Inc.                  COM    31410H101    7392        127905    SH            Defined 01                             127905
First Data Corp.               COM    319963104    1501         35275    SH            Defined 01                              35275
First Health Group Corp.       COM    320960107     415         22200    SH            Defined 01                              22200
Fortune Brands                 COM    349631101     297          3845    SH            Defined 01                               3845
General Electric               COM    369604103   16679        456965    SH            Defined 01                             456965
Genoil Inc.                    COM    371924101       6         15000    SH            Defined 01                              15000
H&R Block                      COM    093671105     784         16000    SH            Defined 01                              16000
Hershey Foods                  COM    427866108     675         12160    SH            Defined 01                              12160
Hillenbrand Industries         COM    431573104   10506        189165    SH            Defined 01                             189165
Home Depot                     COM    437076102   12029        281445    SH            Defined 01                             281445

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF            VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
IMS Health Inc.                 COM   449934108      608        26188    SH            Defined 01                              26188
Illinois Tool Works Inc.        COM   452308109      765         8255    SH            Defined 01                               8255
Intel                           COM   458140100    11915       509412    SH            Defined 01                             509412
International Business Machine  COM   459200101     1184        12015    SH            Defined 01                              12015
JPMorgan Chase & Company        COM   46625H100     5532       141808    SH            Defined 01                             141808
Japan Equity Fund               COM   471057109       71        10669    SH            Defined 01                              10669
Johnson & Johnson               COM   478160104    12434       196051    SH            Defined 01                             196051
Kellogg                         COM   487836108     5883       131735    SH            Defined 01                             131735
Kimberly Clark Corp.            COM   494368103     1794        27262    SH            Defined 01                              27262
Kinder Morgan Energy Limited P  COM   494550106      443        10000    SH            Defined 01                              10000
Koninklijke Philips Electronic  COM   500472303     1844        69587    SH            Defined 01                              69587
L-3 Communications Holdings     COM   502424104    13822       188725    SH            Defined 01                             188725
MB Financial Inc.               COM   55264U108      535        12682    SH            Defined 01                              12682
Marsh & McLennan                COM   571748102     4681       142294    SH            Defined 01                             142294
Medco Health Solutions Com      COM   58405U102      336         8085    SH            Defined 01                               8085
Medtronic Inc.                  COM   585055106     1927        38799    SH            Defined 01                              38799
Merck & Co.                     COM   589331107      270         8397    SH            Defined 01                               8397
MicroSoft Corporation           COM   594918104    11532       431598    SH            Defined 01                             431598
Moodys Corporation              COM   615369105      308         3550    SH            Defined 01                               3550
National City Corp.             COM   635405103      423        11255    SH            Defined 01                              11255
Nestle S.A. Registered Voting   COM   641069406    17715       270837    SH            Defined 01                             270837
Newell Rubbermaid, Inc.         COM   651229106      316        13043    SH            Defined 01                              13043

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF            VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                    COM   68389X105    189          13810    SH            Defined 01                             13810
Pepsico                         COM   713448108   1532          29346    SH            Defined 01                             29346
Pfizer                          COM   717081103   8561         318356    SH            Defined 01                            318356
Pitney Bowes                    COM   724479100   7238         156397    SH            Defined 01                            156937
Plum Creek Timber               COM   729251108   5552         144443    SH            Defined 01                            144443
Principal Financial Group       COM   74251V102  13806         337213    SH            Defined 01                            337213
Procter & Gamble                COM   742718109   5325          96671    SH            Defined 01                             96671
Prologis Trust Sbi              COM   743410102    711          16405    SH            Defined 01                             16405
SBC Communications Inc. Com     COM   78387G103    348          13486    SH            Defined 01                             13486
Schering-Plough                 COM   806605101    976          46732    SH            Defined 01                             46732
Sherwin Williams Co.            COM   824348106    402           9000    SH            Defined 01                              9000
Simon Property Group New Com R  COM   828806109    787          12166    SH            Defined 01                             12166
Starbucks Corporation           COM   855244109    243           3900    SH            Defined 01                              3900
Stolt Offshore S A Sp ADR Reg   COM   861567105     65          10000    SH            Defined 01                             10000
TXU Corporation                 COM   873168108    220           3408    SH            Defined 01                              3408
Target Corporation              COM   87612E106    436           8400    SH            Defined 01                              8400
Teva Pharmaceutical             COM   881624209   7392         247550    SH            Defined 01                            247550
The Tribune Company             COM   896047107  10715         254283    SH            Defined 01                            254283
UGI Corp New Com                COM   902681105    250           6105    SH            Defined 01                              6105
United Technologies Corporation COM   913017109    293           2839    SH            Defined 01                              2839
Viacom Inc. Cl. B               COM   925524308   5369         147549    SH            Defined 01                            147549
Vodafone Group PLC(New)         COM   92857W100   1274          46535    SH            Defined 01                             46535

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                December 31, 2004
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF            VALUE        SHRS OR   SH/   PUT/    INVESTMENT     OTHER      VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP    [x$1000]      PRN AMT   PRN   CALL    DISCRETION    MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger                   COM   384802104      266        4000     SH              Defined 01                             4000
Wal-Mart Stores Inc.            COM   931142103     1752       33168     SH              Defined 01                            33168
Walgreen Co.                    COM   931422109     2913       75931     SH              Defined 01                            75931
Walt Disney Company             COM   254687106    11387      409606     SH              Defined 01                           409606
Walter Industries               COM   93317Q105      337       10000     SH              Defined 01                            10000
Waste Management                COM   94106L109      891       29752     SH              Defined 01                            29752
Whole Foods Market              COM   966837106      801        8400     SH              Defined 01                             8400
William Wrigley Co.             COM   982526105      292        4227     SH              Defined 01                             4227
Wintrust Financial              COM   97650W108      262        4600     SH              Defined 01                             4600
Wyeth                           COM   983024100     2938       68987     SH              Defined 01                            68987
Zimmer Holdings, Inc.           COM   98956P102      358        4466     SH              Defined 01                             4466
Chubb Corp Equity Uts 7% Due 8        171232507      579       19300     SH              Defined 01                            19300
REPORT SUMMARY                  100 DATA RECORDS  316438                 1            OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED